Description of Business (Details) - shares	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Date of Incorporation	Apr. 28, 2017
Date of conversion into a limited partnership	Nov. 30, 2018
General partner, Name	Navios Maritime Containers GP LLC
Common units outstanding	34,603,100	34,603,100
Navios Partners
Common units outstanding	11,592,276
Ownership percentage	33.50%
Navios Holdings
Common units outstanding	1,263,276
Ownership percentage	3.70%